ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	September 30,	March 31,
	2025	2025
Customer security deposit (1)	$61,834	$64,101
Service fees payable (2)	30,311	114,839
Rent payable	24,576	14,390
Due to employees and other	—	21,300
Others	14,634	19,253
Accrued expenses and other current liabilities	$131,355	$233,883
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.

(2)	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,	March 31,
	2025	2024
Customer security deposit (1)	$64,101	$71,333
Service fees payable (2)	114,839	—
Rent payable	14,390	9,720
Due to employees and other	21,300	1,123
Others	19,253	22,983
Accrued expenses and other current liabilities	$233,883	$105,159
●	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.

●	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.